Principal Components of Group's Deferred Income Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current
Accrued payroll	$ 470	$ 476
Accrued expense	629	673
Allowance for doubtful accounts	840	827
Non-current
Net operating loss	267	1,943
Intangible assets	18	21
Total deferred tax assets	2,224	3,940
Valuation allowance	(1,190)	(3,749)
Net deferred tax assets	$ 1,034	$ 191